Income Taxes (Schedule of Tax Losses Expiry Dates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 136,072	$ 90,192
CANADA
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 150,015	$ 90,300
CANADA | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2026	2026
CANADA | Top of range [member]
Income Taxes [line items]
Year of Expiry	2041	2039
ARGENTINA
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised		$ 68,900
ARGENTINA | Bottom of range [member]
Income Taxes [line items]
Year of Expiry		2020
ARGENTINA | Top of range [member]
Income Taxes [line items]
Year of Expiry		2024
MEXICO
Income Taxes [line items]
Year of Expiry		2029
Unused tax losses for which no deferred tax asset recognised	$ 378	$ 367
MEXICO | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2021	2021
MEXICO | Top of range [member]
Income Taxes [line items]
Year of Expiry	2030